Note 11 - Investments in Unconsolidated Entities (Details Textual) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 21, 2022 USD ($)	Apr. 30, 2022	Mar. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Total issued capital				$ 18	$ 18
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity				$ 89,838	$ 1,500	$ 116,561
Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.14	0.128
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate				9.40%	6.40%
Shares in associate sold, value						50,000
Probability-weighted Present Value				$ 3,000,000	$ 1,900,000
Shares valuation, net reduction of value, percent				6.00%
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity				$ 89,838	$ 1,500	88,093
OPay Digital Services Limited [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Total issued capital				$ 25,000
OPay Digital Services Limited [member] | Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.189	0.189
OPay Digital Services Limited [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				10	10
OPay Digital Services Limited [member] | Long term stable growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.07
OPay Digital Services Limited [member] | Minimum [Member]
Statement Line Items [Line Items]
Estimated Future Equity Values				$ 200,000
Estimated Future Equity Values, Number of Years				1
Estimated Present Equity Values				$ 100,000
OPay Digital Services Limited [member] | Maximum [Member]
Statement Line Items [Line Items]
Estimated Future Equity Values				$ 8,000,000
Estimated Future Equity Values, Number of Years				3
Estimated Present Equity Values				$ 4,800,000
nHorizon [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate				29.10%
AB Fjord Bank [member]
Statement Line Items [Line Items]
Shares in associate purchased (in shares) | shares				3,252,300
Investments in associates accounted for using equity method, ownership percentage				4.90%
Investments in associates accounted for using equity method				$ 900
Nanobank [member] | Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			42.40%
Disposal group held for sale, consideration to be received			$ 127,100
Disposal group held for sale, consideration to be received, number of quarterly installments			8
Disposal group held for sale, consideration to be received, term (Year)			2 years
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation						115,500
Star X [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	19.40%	19.40%
Disposal group held for sale, consideration to be received	$ 83,500					83,500
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity				$ 0	$ 0	$ 28,468
Star X [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				6.1	5.7